Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Operating Lease

The Company has a lease obligation for office and laboratory space, which will expire on March 31, 2018. The Company has the option to renew the lease for an additional three-year term and has the option to terminate the lease at any time after March 31, 2017, for a termination fee of $25,000.

The approximate future minimum payments under these lease arrangements as of December 31, 2016, are as follows (in thousands):

2017	$295
2018	80

Total	$375

During 2016, 2015 and 2014, the Company incurred approximately $279,000, $267,000 and $225,000 for rent expense, respectively.

Purchase Commitments

The Company has entered into contracts with external parties to provide the Company future services, which include research and development, clinical development support and testing services. As of December 31, 2016, the Company’s obligation for future services under these contracts approximated $1.7 million.